Share-Based Compensation (Schedule Of Transactions Of Contingent Awards) (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at December 31, 2014	1,460,401
Nonvested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 15.66
Converted	(1,460,401)
Granted	161,504	586,219	874,182
Granted, Weighted Average Grant Date Fair Value	$ 28.16
Forfeited	0
Forfeited, Weighted Average Grant Date Fair Value	$ 0.00
Vested	0
Vested, Weighted Average Grant Date Fair Value	$ 0.00
Nonvested and Expected to Vest at December 31, 2015	161,504	1,460,401
Nonvested and Expected to Vest at December 31, 2015, Weighted Average Grant Date Fair Value	$ 28.16	$ 15.66